Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS ESG Liquidity FundThe following information replaces the existing similar disclosure contained under the “Main investments” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the fund’s summary prospectuses, and under the “Main investments”sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of the fund’s prospectuses.Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in securities that meet the Advisor’s sustainability criteria. The fund may, at the discretion of portfolio management, invest up to 20% of net assets in investments that do not meet such sustainability criteria. The fund may invest without limit in US treasury securities under adverse market conditions.The following information replaces the existing similar disclosure contained under the “Management process” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the fund’s summary prospectuses, and under the “Management process” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of the fund’s prospectuses.Management process. Starting from a universe of US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, the Advisor applies certain environmental, social and governance (“ESG”) criteria and seeks to buy securities that the Advisor determines present minimal credit risks.With the exception of municipal securities, (which are evaluated through a separate process described below) the Advisor uses DWS’s proprietary ESG Quality Assessment rating to determine whether a security meets the Advisor’s sustainability criteria. This rating is generated by a DWS proprietary ESG tool that evaluates and rates an issuer’s performance across a variety of ESG assessment categories, primarily on the basis of data obtained from multiple third-party ESG data providers and public sources. An additional DWS internal review process allows for changes to the ESG rating. An internal review may occur, for example, if it is deemed that information is not reflected in the existing ESG rating because new information or insights have emerged that the ESG data providers have not yet processed. Examples of information that may be considered in such internal assessments include, but are not limited to, the announcement of new (or withdrawal from previously announced) climate-related commitments, or the resolution of legacy (or involvement in new) controversies. The Advisor may use its discretion in considering application of internal assessments on a given rating.The DWS ESG Quality Assessment rating seeks to identify ESG leaders and laggards within industry- and region-specific peer groups in terms of overall ESG performance (best-in-class approach). Issuers within the same industry and region-specific peer group are rated on a scale of A (leader) to F (laggard). Issuers with a rating of C or above are deemed to meet the Advisor’s sustainability criteria. In calculating the DWS ESG Quality Assessment rating, the DWS proprietary ESG tool utilizes a proprietary methodology to evaluate ESG scores from multiple third-party data providers across a broad range of ESG-related issues to arrive at a consensus overall quality ranking intended to reflect which companies may be positioned better, and which companies may be more exposed to unmanaged future ESG risks, relative to their peers. The broad range of ESG-related issues covered include, among others, assessments of an issuer’s carbon emissions including its own emissions and those of its products and services, land use and biodiversity, climate change strategy and vulnerability, product safety and quality, employee management issues including equal opportunities and non-discrimination, freedom of association and right to collective bargaining and occupational health and safety, community relations, human rights issues related to supply chain, business ethics and anti-corruption, and corporate governance matters including executive pay, board diversity and board independence. For asset-backed and similar securities, the DWS ESG Quality Assessment rating assigned to the issuing agency or entity is used unless an explicit ESG assessment is available from an outside party for the specific asset-backed or similar security. For example, certain mortgage-backed securities are assessed by independent third parties who consider the sustainable impact of the underlying loans such as providing support for affordable housing to low-to-moderate income families or projects that include environmental impact features. For sovereign issuers, including the United States, the DWS ESG Quality Assessment rating evaluates countries based on traditional indicators including governmental policies and actions on issues such as climate change and natural resources, social conditions, basic needs, institutional strength, and rule of law, in addition to an assessment of political and civil freedom.Municipal securities are evaluated by the Advisor by applying positive and negative screens or by a scoring system separate from the DWS ESG Quality Assessment rating described above. From the investable universe of municipal securities, green bonds (bonds that generally fund projects that have positive environmental and/or climate benefits) that have been independently certified or assessed by a third-party will generally be deemed to meet the Advisor’s sustainability criteria, while municipal issues where more than a certain percentage of the business is attributable to nuclear power, coal, or other sectors deemed controversial by the Advisor, such as weapons, gambling, lottery, or the production or sale of tobacco will be deemed to not meet the Advisor’s sustainability criteria. As of February 28, 2022, those thresholds are 5% for nuclear power, 15% for coal and any involvement for each of the other listed activities.The remainder of the investable universe of municipal securities is scored on key performance indicators for each of three pillars: environmental, social and governance. Each pillar is evaluated and scored +1 (positive ESG impact), zero (neutral), or -1 (negative ESG impact). Only municipal securities with a cumulative score across all three pillars above zero are deemed to meet the Advisor’s sustainability criteria. In assessing the pillars, the Advisor looks to the purpose of the issue (e.g., LEED-certified construction, climate change mitigation and adaptation), the potential impact of the issue (e.g., service area unemployment rate, poverty rate), and to the obligor itself (e.g., management quality, or controversies).In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future marketwide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.Using the ESG and financial criteria described above and working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.Portfolio management may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.The following disclosure replaces the existing similar disclosure contained under the “MAIN RISKS” heading of the fund’s summary prospectuses, and under the “MAIN RISKS” heading of the summary section and “FUND DETAILS” section of the fund’s prospectuses.ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. The ESG research and ratings used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties. Such information may be unavailable or unreliable and, with respect to information provided by third parties, may be based on criteria that differ among data providers. The reliability and comparability of the data will affect the proprietary ratings utilized by the Advisor. The ESG ratings utilized by the Advisor are based on peer group comparisons, which may result in a favorable rating for an issuer that might not have received a favorable rating if compared to a broader universe of issuers. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.Please Retain This Supplement for Future Reference
DWS ESG Liquidity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSESDWS ESG Liquidity FundThe following information replaces the existing similar disclosure contained under the “Main investments” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the fund’s summary prospectuses, and under the “Main investments”sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of the fund’s prospectuses.Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in securities that meet the Advisor’s sustainability criteria. The fund may, at the discretion of portfolio management, invest up to 20% of net assets in investments that do not meet such sustainability criteria. The fund may invest without limit in US treasury securities under adverse market conditions.The following information replaces the existing similar disclosure contained under the “Management process” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the fund’s summary prospectuses, and under the “Management process” sub-heading under the “PRINCIPAL INVESTMENT STRATEGIES” heading of the summary section and under the “PRINCIPAL INVESTMENT STRATEGIES” heading within the “FUND DETAILS” section of the fund’s prospectuses.Management process. Starting from a universe of US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, the Advisor applies certain environmental, social and governance (“ESG”) criteria and seeks to buy securities that the Advisor determines present minimal credit risks.With the exception of municipal securities, (which are evaluated through a separate process described below) the Advisor uses DWS’s proprietary ESG Quality Assessment rating to determine whether a security meets the Advisor’s sustainability criteria. This rating is generated by a DWS proprietary ESG tool that evaluates and rates an issuer’s performance across a variety of ESG assessment categories, primarily on the basis of data obtained from multiple third-party ESG data providers and public sources. An additional DWS internal review process allows for changes to the ESG rating. An internal review may occur, for example, if it is deemed that information is not reflected in the existing ESG rating because new information or insights have emerged that the ESG data providers have not yet processed. Examples of information that may be considered in such internal assessments include, but are not limited to, the announcement of new (or withdrawal from previously announced) climate-related commitments, or the resolution of legacy (or involvement in new) controversies. The Advisor may use its discretion in considering application of internal assessments on a given rating.The DWS ESG Quality Assessment rating seeks to identify ESG leaders and laggards within industry- and region-specific peer groups in terms of overall ESG performance (best-in-class approach). Issuers within the same industry and region-specific peer group are rated on a scale of A (leader) to F (laggard). Issuers with a rating of C or above are deemed to meet the Advisor’s sustainability criteria. In calculating the DWS ESG Quality Assessment rating, the DWS proprietary ESG tool utilizes a proprietary methodology to evaluate ESG scores from multiple third-party data providers across a broad range of ESG-related issues to arrive at a consensus overall quality ranking intended to reflect which companies may be positioned better, and which companies may be more exposed to unmanaged future ESG risks, relative to their peers. The broad range of ESG-related issues covered include, among others, assessments of an issuer’s carbon emissions including its own emissions and those of its products and services, land use and biodiversity, climate change strategy and vulnerability, product safety and quality, employee management issues including equal opportunities and non-discrimination, freedom of association and right to collective bargaining and occupational health and safety, community relations, human rights issues related to supply chain, business ethics and anti-corruption, and corporate governance matters including executive pay, board diversity and board independence. For asset-backed and similar securities, the DWS ESG Quality Assessment rating assigned to the issuing agency or entity is used unless an explicit ESG assessment is available from an outside party for the specific asset-backed or similar security. For example, certain mortgage-backed securities are assessed by independent third parties who consider the sustainable impact of the underlying loans such as providing support for affordable housing to low-to-moderate income families or projects that include environmental impact features. For sovereign issuers, including the United States, the DWS ESG Quality Assessment rating evaluates countries based on traditional indicators including governmental policies and actions on issues such as climate change and natural resources, social conditions, basic needs, institutional strength, and rule of law, in addition to an assessment of political and civil freedom.Municipal securities are evaluated by the Advisor by applying positive and negative screens or by a scoring system separate from the DWS ESG Quality Assessment rating described above. From the investable universe of municipal securities, green bonds (bonds that generally fund projects that have positive environmental and/or climate benefits) that have been independently certified or assessed by a third-party will generally be deemed to meet the Advisor’s sustainability criteria, while municipal issues where more than a certain percentage of the business is attributable to nuclear power, coal, or other sectors deemed controversial by the Advisor, such as weapons, gambling, lottery, or the production or sale of tobacco will be deemed to not meet the Advisor’s sustainability criteria. As of February 28, 2022, those thresholds are 5% for nuclear power, 15% for coal and any involvement for each of the other listed activities.The remainder of the investable universe of municipal securities is scored on key performance indicators for each of three pillars: environmental, social and governance. Each pillar is evaluated and scored +1 (positive ESG impact), zero (neutral), or -1 (negative ESG impact). Only municipal securities with a cumulative score across all three pillars above zero are deemed to meet the Advisor’s sustainability criteria. In assessing the pillars, the Advisor looks to the purpose of the issue (e.g., LEED-certified construction, climate change mitigation and adaptation), the potential impact of the issue (e.g., service area unemployment rate, poverty rate), and to the obligor itself (e.g., management quality, or controversies).In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future marketwide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.Using the ESG and financial criteria described above and working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.Portfolio management may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.The following disclosure replaces the existing similar disclosure contained under the “MAIN RISKS” heading of the fund’s summary prospectuses, and under the “MAIN RISKS” heading of the summary section and “FUND DETAILS” section of the fund’s prospectuses.ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors. The ESG research and ratings used by the Advisor are based on information that is publicly available and/or provided by the companies themselves or by third parties. Such information may be unavailable or unreliable and, with respect to information provided by third parties, may be based on criteria that differ among data providers. The reliability and comparability of the data will affect the proprietary ratings utilized by the Advisor. The ESG ratings utilized by the Advisor are based on peer group comparisons, which may result in a favorable rating for an issuer that might not have received a favorable rating if compared to a broader universe of issuers. Additionally, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.Please Retain This Supplement for Future Reference